SEGMENT AND GEOGRAPHICAL INFORMATION - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2024	Mar. 09, 2025
Segment Reporting Information [Line Items]
Number of reportable segments	3
Number of operating segments	3
Discontinued Operations, Disposed of by Sale | New Zealand Joint Venture
Segment Reporting Information [Line Items]
Percentage sold		77.00%